05057508

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS

A. Name of issuer or person filing ("Filer"): Sumisho Computer Systems Corporation

B. This is [check one]

[X] an original filing for the Filer

[ ] an amended filing for the Filer

RECD S.E.C.
JUN 1 3 2005
1086

C. Identify the filing in conjunction with which this Form is being filed:

Sumisho Electronics Co LTD

Name of registrant: ~~Sumisho Computer Systems Corporation~~

Form type: Form CB

File Number (if known): Not available. 005-80809

Filed by: Sumisho Computer Systems Corporation

Date Filed
(if filed concurrently, so indicate): June 13, 2005 (concurrently with Form CB)

D. The Filer is incorporated or organized under the laws of Japan, and has its principal place of business at

Harumi Island Triton Square Office Tower Z
1-8-12, Harumi, Chuo-ku, Tokyo 104-6241, Japan
Telephone: +81-3-5166-2500

E. The Filer designates and appoints National Corporate Research, Ltd. ("Agent"), located at:

National Corporate Research, Ltd.
225 West 34th Street, Suite 910
New York, NY 10122, U.S.A.
Attention: Susan Buscarnera
Assistant Secretary
Telephone: 212-947-7200

PROCESSED
JUN 14 2005
THOMSON
FINANCIAL

as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in

(a) any investigation or administrative proceeding conducted by the U.S. Securities and Exchange Commission ("Commission"); and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States, or any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns any offering made or purported to be made with respect to which the Filer has filed the Form CB with the Commission. The Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. The Filer stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed from the date of the latest amendment to the Filer's Form CB. The Filer further undertakes to advise the Commission promptly of any change to the Agent's name or address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

G. The Filer undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to the Form CB, the securities to which the Form CB relates; and the transactions in such securities.

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in Tokyo, Japan on this 10th day of June, 2005.

Filer: **SUMISHO COMPUTER SYSTEMS CORPORATION**

By: ______________________________

Name: Yasuyuki Abe
Title: President & CEO

This statement has been signed by the following persons in the capacities and on the dates indicated.

National Corporate Research, Ltd.
as Agent for Service of Process for
Sumisho Computer Systems Corporation

By: /s/ S. Buscarnera
Name: **Susan Buscarnera**
Title: **Assistant Secretary**

Date: June [10], 2005